Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

24    Related party transactions

             Balances from transactions with major related parties are as follows:

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	177	162	264	300
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	—	—	10
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	1	13	—	23
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	5	—	4
Baovale Mineração SA	8	20	3	30
Minas da Serra Geral SA—MSG	—	9	—	9
MRS Logística SA	50	20	1	15
Mineração Rio Norte SA	—	—	—	25
Norsk Hydro ASA	489	80	2	—
Samarco Mineração SA	47	—	61	—
Mitsui & CO, LTD	—	37	—	61
Others	107	49	229	84

	879	395	560	561

Current	370	304	531	559
Long-term	509	91	29	2

Total	879	395	560	561

             These balances are included in the following balance sheet classifications:

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	288	—	435	—
Loans and advances to related parties	82	—	96	—
Non-current assets
Loans and advances to related parties	509	—	29	—
Current liabilities
Suppliers	—	280	—	538
Loans from related parties	—	24	—	21
Non-current liabilities
Long-term debt	—	91	—	2

	879	395	560	561

             Income and expenses from the principal transactions and financial operations carried out with major related parties are as follows:

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	—	151	—	149	29	47
Samarco Mineração SA	511	—	448	—	97	—
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	150	—	50	—	18
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	729	521	462	513	85	75
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	98	—	117	—	29
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS(*)	—	—	—	—	46	—
Mineração Rio Norte SA	—	—	—	156	—	210
MRS Logística SA	16	759	16	561	12	484
Others	103	53	17	18	19	29

	1,359	1,732	943	1,564	288	892

(*)
Sold in April 2009.

             These amounts are included in the following statement of income line items:

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Sales/Cost of iron ore and pellets	1,337	952	910	785	233	193
Revenues/expense from logistic services	16	759	23	603	26	457
Sales/Cost of aluminum products	—	18	—	156	—	210
Financial income/expenses	6	3	10	20	29	32

	1,359	1,732	943	1,564	288	892

             Additionally we have loans payable to Banco Nacional de Desenvolvimento Social and BNDES Participações S.A in the amounts of US$ 2,954 and US$ 902 respectively, accruing interest at market rates, which fall due through 2029. These operations generated interest expenses of US$ 138 and US$ 57. We also maintain cash equivalent balances with Banco Bradesco S.A. in the amount of US$ 16 in December 31, 2011. The effect of these operations in results was US$ 73.